Equity	3 Months Ended
Sep. 30, 2011
Disclosure Text Block Supplement [Abstract]
Preferred Stock [Text Block]

Note 3. Preferred Stock

            The company has issued a total of 5,000,000 shares of preferred stock, par value $0.0001 per share, of the Corporation are designated as Series A Preferred Stock (the “Series”).  Shares of the Series (“Preferred Shares”) were issued at a value of $0.042 per share to accredited investors investing in the Corporation for a total of $225,000.   The Series ranks senior and prior to the Common Stock, par value $0.0001 per share, of the Corporation (the “Common Stock”), and any additional series of preferred stock which may in the future be issued by the Corporation and are designated in the amendment to the Certificate of Incorporation or the certificate of designation establishing such additional preferred stock as ranking junior to the Class A Preferred Shares.  Dividends may be declared and paid on the Preferred Shares from funds legally available therefor as and when determined by the Board of Directors. The Series shall, with respect to the payment of dividends, rank pari passu with the Common Stock.  The liquidation value per Preferred Share, in case of the voluntary or involuntary liquidation, dissolution or winding-up of the affairs of the Corporation, shall be an amount equal to (i) $7.50 per share (the “Purchase Price”), subject to adjustment in the event of a stock split, stock dividend or similar event applicable to the Series.  Each Holder shall have the right to convert, at any time and from time to time, all or any part of the Preferred Shares held by such Holder into such number of fully paid and non-assessable shares of Common Stock (the “Conversion Shares”).  The number of Conversion Shares to be delivered by the Corporation to a Holder for each Preferred Share pursuant to a Conversion shall be ten common shares for each preferred share held by the Holder of Class A Preferred Shares provided, however, that the number of Conversion Shares issued shall never, when combined with all other then outstanding shares of Common Stock and shares of Common Stock which have been subscribed for or otherwise committed to be issued, exceed the number of shares of Common Stock then authorized to be issued by the Corporation, and in the event that there are insufficient shares of Common Stock authorized to permit the full Conversion contemplated by any Conversion Notice, the Corporation will promptly take all such actions necessary so as to permit the full Conversion contemplated by such Conversion Notice as soon as practicable after receipt by the Corporation of such Conversion Notice.  Each share of the Series shall entitle the holder thereof to that number of votes into which the Class A Preferred Shares into which such share of the Series is then Convertible.  Class A Preferred Shares shall have the right to vote on all matters submitted to the common shareholders for a vote at any time at special or annual meetings of the Corporation.  Fractional votes shall not, however, be permitted, and any fractional voting rights (after aggregating all shares into which shares of the Series held by each holder could be converted) shall be rounded to the nearest whole number (with one-half being rounded upward).

            So long as any Preferred Shares remain outstanding, the Corporation shall not, without the vote or written consent by the holders of at least a majority of the outstanding Preferred Shares, voting together as a single class:

(i)

Redeem, purchase or otherwise acquire for value (or pay into or set aside for a sinking or other analogous fund for such purpose) any share or shares of its Capital Stock, except for (a) a transaction in which all outstanding shares of Preferred Stock are concurrently redeemed, purchased or otherwise acquired, (b) conversion into or exchange for shares of Capital Stock of the Corporation that are both (x) Junior Liquidation Shares, and (y) no greater than pari passu with the Preferred Shares with respect to the payment of dividends, or at a lower than cost, at fair market value, upon the occurrence of certain events, such as the termination of employment;

(ii)

create (whether by merger or otherwise) any new series or class of Capital Stock ranking pari passu with or having a preference over the Series as to redemption or distribution of assets upon a Liquidation Event;

(iii)	increase (whether by merger or otherwise) the authorized number of shares of the Series;
(iv)	issue (whether by merger or otherwise) any securities of the Corporation ranking pari passu with or senior to Preferred Shares as to rights upon a Liquidation Event;
(v)	enter into any definitive agreement or commitment with respect to any of the foregoing; or
(vi)	cause or permit any Subsidiary to engage in or enter into any definitive agreement or commitment with respect to any of the foregoing.